Note 1 - Corporate Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
NOTE 1.	CORPORATE INFORMATION

Opera Limited (the “Company” and “Parent”), with its office at Maples Corporate Services Limited, PO Box
309,
Ugland House, Grand Cayman,
KY1
-
1104,
Cayman Islands, is an exempted company under the laws of the Cayman Islands. The address of the principal executive office is Vitaminveien
4,
0485
Oslo, Norway. The Company is listed on Nasdaq under the ticker symbol OPRA.

Opera Limited and its subsidiaries (the “Group”) is a leading global internet brand with an engaged and growing user base. Building on over
20
years of innovation, starting with its browser products, the Group is increasingly leveraging its brand and user base in order to expand its offerings and its business. Today, the Group offers a range of products and services that include PC and mobile browsers as well as AI-powered news reader Opera News and fintech solutions. Information on the Group's segments and structure is provided in Notes
4
and
25.
Information on related parties of the Group is provided in Note
26.

The consolidated financial statements of the Group for the year ended
December 31, 2020,
were authorized for issue in accordance with a resolution of the directors on
June
10,
2021.